PROPERTY AND EQUIPMENT, NET - Schedule of Equipment on Operating Lease (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Equipment on operating lease	$ 1,224,709	$ 1,154,638
Less: accumulated depreciation	(976,255)	(888,849)
Equipment on operating lease, net	$ 248,454	$ 265,789